Schedule of Prepaid Expenses and Other Current Assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 204,042	$ 1,593,220	$ 111,198
Prepaid legal and professional fees	632,715	4,940,425
Prepaid marketing		6,317,026	77,026
Prepaid marketing	809,014	5,534,083
Prepaid repair and maintenance	5,559	43,404	119,122
Prepaid others	3,639	28,418	63,797
Prepaid expenses, current	1,654,969	12,922,493	371,143
Prepaid marketing	708,744
Prepaid repair and maintenance	7,702	60,143
Prepaid expenses, current	$ 716,446	$ 5,594,226